SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Software | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives (in years)	2 years
Software | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives (in years)	10 years
Others | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives (in years)	1 year 3 months 18 days
Others | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives (in years)	10 years